Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The unaudited consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for the complete consolidated financial statements. The unaudited consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments as necessary for the fair statement of the Company’s financial position as of June 30, 2024, results of operations and cash flows for the six months ended June 30, 2023 and 2024. These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related footnotes thereto contained in the Company’s most recent consolidated annual financial statements filed with the SEC on Form 20-F. Results for the six months ended June 30, 2024 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

Use of estimates

Use of estimates

The preparation of the Company’s unaudited consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s unaudited consolidated financial statements include, but not limited to, inventory write-down, impairment of long-lived assets, valuation allowance for deferred tax assets and share-based compensation.

Principles of consolidation

Principles of consolidation

The Company’s unaudited consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Functional currency and foreign currency translation

Functional currency and foreign currency translation

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Company is RMB as determined based on the criteria of ASC 830, “Foreign Currency Matters”.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the unaudited consolidated statements of operations and comprehensive income (loss).

The financial statements of the Company are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity (deficit) on the unaudited consolidated financial statement.

Convenience translation

Convenience translation

The United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ were calculated at the rate of US$1.00=RMB7.1268 on June 30, 2024, representing the central parity rate on June 30, 2024 published by the People’s Bank of China. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on June 30, 2024, or at any other rate.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash and cash equivalents with financial institutions with high credit ratings and quality.

Fair value measurement

Fair value measurement

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for similar assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

ASC 820 also describes three main approaches to measuring the fair value of assets and liabilities:

(1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments included in current assets and current liabilities are reported in the unaudited consolidated balance sheets at face value or cost, which approximate to fair value because of their short-term maturities.

Related party transactions

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash. As of December 31, 2023 and June 30, 2024, cash and cash equivalents in banks was RMB48,164,664 and RMB23,506,562, respectively.

Restricted cash

Restricted cash

Restricted cash mainly represents the bank deposit frozen by the court as a result of legal proceedings. As of December 31, 2023 and June 30, 2024, the Company had restricted cash balance of RMB417,990 and RMB418,201, respectively.

Inventories, net

Inventories, net

Inventories, consist of raw materials, work in process and finished goods. Inventories are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment.

Prepayments	Prepayments Prepayments primarily consist of advances to suppliers for future inventory purchases and prepaid processing fees.
Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Computers and electronic equipment	2 to 3 years
Office furniture	5 years
Transportation equipment	4 years
Buildings	20 years

Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the remaining lease term.

Construction in progress represents assets under construction. All direct costs relating to the construction are capitalized as construction in progress. Construction in progress is not depreciated until the asset is placed in service.

Intangible asset, net

Intangible asset, net

The Company’s intangible asset with definite useful lives primarily consists of a franchise right and land use right. According to the law of PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government for a specified period of time. The Company amortizes its franchise right and land use right on a straight-line basis over the contractual term. The estimated useful lives are as follows:

Franchise right	2 years
Land use right	50 years

Impairment of long-lived assets

Impairment of long-lived assets

For long-lived assets including property and equipment, right-of-use assets, and intangible assets with finite lives, the Company evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. For the six months ended June 30, 2023 and 2024, no impairment of long-lived assets was recognized.

Revenue from contracts with customers

Revenue from contracts with customers

Consistent with the criteria of ASC 606 “Revenue from Contracts with Customers”, the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services. Revenue consists of the invoiced value for the sales net of value-added tax (“VAT”), business tax and applicable local government levies.

Product sales revenue

The Company generates revenue primarily from the sale of product solutions by integrating its self-designed IC products (e.g., high throughput computing, or HTC, solutions) directly to a customer, such as a business or individual engaged in mining activities.

The Company recognizes revenue at a point in time when the control of the products has been transferred to customers. The transfer of control is considered complete when products have been picked up by or shipped to customers. The Company’s sales arrangements usually require prepayment before the delivery of products. The advance payment is not considered a significant financing component. The Company elected to account for shipping and handling fees as a fulfillment cost. The product sales contracts generally include product warranty provisions. The Company did not accrue warranty liabilities for the product sales as the financial impacts of the warranty have historically been and are expected to continue to be immaterial. The Company estimates sales return based on historical experiences and there was no allowance for sales return recorded during the six months ended June 30, 2023 and 2024.

Service revenue

The Company also generates revenue from its design and technical services under separate contracts. Revenues from the design and technical service to the customers are recognized at a point in time when services are provided.

Revenue disaggregation

In accordance with ASC 606, the Company disaggregates revenue from contracts with customers by revenue stream. The Company determined that disaggregating revenue into these categories meets the disclosure objective in ASC 606 which is to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by regional economic factors. The following table summarizes the net revenues generated from different revenue streams:

	For the six months ended June 30,
	2023	2024
	(Unaudited) RMB	(Unaudited) RMB
Product sales revenue	46,868,172	20,352,715
Service revenue	5,400,544	4,386,765
Net revenues	52,268,716	24,739,480

Contract liabilities

Contract liabilities are recorded when consideration is received from a customer prior to transferring the control of goods or services to the customer. As of December 31, 2023 and June 30, 2024, the Company recorded contract liabilities of RMB107,826,617 and RMB101,190,688, respectively, which were presented as advance from customers on the accompanying unaudited consolidated balance sheets. During the six months ended June 30, 2023 and 2024, the Company recognized RMB20,684,360 and RMB12,066,145 of contract liabilities as revenue, respectively.

Cost of revenues

Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists of product costs and service costs. Product costs include costs of raw material, contract manufacturers for production, shipping and handling costs, and warehousing costs. Service costs include labor costs and material costs. During the six months ended June 30, 2023 and 2024, the Company recorded inventory write-down of RMB73,273,361 and RMB12,395,993 as cost of revenues, respectively.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotion, salaries, and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Advertising and promotion costs in the amounts of RMB1,051,572 and RMB245,883 for the six months ended June 30, 2023 and 2024, respectively, are included in selling and marketing expenses.

Shipping and handling costs amounting to RMB1,795,735 and RMB226,046 for the six months ended June 30, 2023 and 2024, respectively, are included in selling and marketing expenses.

Research and development expenses

Research and development expenses

Research and development expenses consist primarily of salary and welfare for research and development personnel, raw materials used, consulting and contractor expenses, testing and processing expenses and other expenses in associated with research and development activities. The Company recognizes research and development expenses as expense when incurred.

Leases

Leases

Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Company elected not to record assets and liabilities on its unaudited consolidated balance sheet for lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term.

Employee social security and welfare benefits

Employee social security and welfare benefits

Employees of the Company in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Share-based compensation

Share-based compensation

Restricted shares and options granted to employees and directors are accounted for under ASC Topic 718, “Compensation - Stock compensation” (“ASC 718”). In accordance with ASC 718, the Company determines whether restricted shares or options should be classified and accounted for as an equity award. All grants of restricted shares and options to employees and directors classified as equity awards are recognized in the financial statements based on their grant date fair values. The value of the portion of the award that is ultimately expected to vest is recognized as compensation expense over the requisite service periods in the statements of operations. In addition, compensation expense must be recognized for the change in fair value of any awards modified, repurchased or cancelled after the grant date.

The fair value of stock options granted is estimated on the grant date using the Binomial or Black-Scholes model.

Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred income tax assets will not be realized in the foreseeable future.

In accordance with the provisions of ASC 740, “Income taxes”, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Interest and penalties arising from underpayment of income taxes are computed in accordance with the applicable tax law and is classified in the unaudited consolidated statements of operations as income tax expense.

Noncontrolling interests

Noncontrolling interests

For the Company’s consolidated subsidiaries, noncontrolling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests are classified as a separate line item in the equity section of the Company’s unaudited consolidated balance sheets and have been separately disclosed in the Company’s unaudited consolidated statements of operations and comprehensive income (loss).

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income (loss) for the periods presented includes net income (loss) and foreign currency translation adjustments.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted earnings (loss) per share. Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted earnings (loss) per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Company’s ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by marketing channel. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment. For the six months ended June 30, 2023 and 2024, substantially all of the Company’s long-lived assets are located in the PRC. The Company’s net revenues by geographical location of customers are as follows:

	For the six months ended June 30,
	2023	2024
	(Unaudited)	(Unaudited)
	RMB	RMB
PRC	41,146,359	20,059,137
The United States	5,327,331	1,019,596
Singapore	1,015,569	3,409,737
Others	4,779,457	251,010
Net revenues	52,268,716	24,739,480

Recently adopted or issued accounting pronouncements

Recently adopted or issued accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvement to Reportable Segment Disclosures” to improve the disclosures about reportable segments and include more detailed information about a reportable segment’s expenses. This ASU also requires that a public entity with a single reportable segment, like the Company, provide all of the disclosures required as part of the amendments and all existing disclosures required by Topic 280. The ASU should be applied retrospectively to all prior periods presented in the financial statements and is effective for public entities for annual reporting periods beginning after December 15, 2023. Early adoption is permitted. The Company is currently evaluating the impact of this standard on the related disclosures.